Accruals and Other Liabilities - Summary of Accruals and Other Current Liabilities (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Oct. 24, 2019	Oct. 22, 2019	Dec. 31, 2021	Dec. 31, 2020	Sep. 19, 2019
Accounts Payable And Accrued Liabilities Current [Line Items]
Interest payables			¥ 54,191	¥ 61,997
Kunpeng Kenchuang LLP [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Interest payables			¥ 8,586
Kunpeng Kenchuang LLP [Member] | Guangzhou Industrial Transformation and Upgrading Development Fund Co., Limited [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payable to non controlling interest for limited partnership interest					¥ 98,000
Payment to acquire limited partnership interests		¥ 98,000
Percentage of non controlling interest in limited partnership firm					24.50%
Kunpeng Kenchuang LLP [Member] | Shenzhen Antuo Hengyuan Fund management Co., Limited [Member]
Accounts Payable And Accrued Liabilities Current [Line Items]
Payable to non controlling interest for limited partnership interest					¥ 10
Payment to acquire limited partnership interests	¥ 10
Percentage of non controlling interest in limited partnership firm					0.0025%